UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900

Signature, Place and Date of Signing:


   /s/ George R. Ireland      Boston, Massachusetts          November 14, 2008
   ---------------------      ---------------------          -----------------
       [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $89,215
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------              --------------    -----       -------   -------   --- ----   ----------   -----  ----  ------   ----
APOLLO GOLD CORP                 COM         03761E102    1,449     6,000,000 SH         SOLE                6,000,000
DENISON MINES CORP               COM         248356107    1,163       391,300 SH         SOLE                  391,300
GAMMON GOLD INC                  COM         36467T106    8,212     1,109,620 SH         SOLE                1,109,620
MAG SILVER CORP                  COM         55903Q104    6,906     1,226,600 SH         SOLE                1,226,600
MARKET VECTORS ETF TR       GOLD MINER ETF   57060U100   26,712       790,500 SH         SOLE                  790,500
NATIONAL COAL CORP             COM NEW       632381208   16,973     3,245,163 SH         SOLE                3,245,163
NORTHGATE MINERALS CORP          COM         666416102    4,894     3,735,768 SH         SOLE                3,735,768
PLATINUM GROUP METALS LTD      COM NEW       72765Q205   10,088     7,927,665 SH         SOLE                7,927,665
RANDGOLD RES LTD                 ADR         752344309    3,975        96,900 SH         SOLE                   96,900
SILVER WHEATON CORP              COM         828336107    2,338       286,900 SH         SOLE                  286,900
SPDR GOLD TRUST                GOLD SHS      78463V107    3,710        43,614 SH         SOLE                   43,614
URANIUM RES INC             COM PAR $0.001   916901507    2,795     1,654,309 SH         SOLE                1,654,309

SK 25742 0004 937954